Cash and Cash Equivalents - Summary of Net Cash and Cash Equivalents Shown After Deducting Bank Overdrafts and Accrued Interest (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 2,526	£ 2,602
Less overdrafts and accrued interest	(491)	(274)
Net cash and cash equivalents	£ 2,035	£ 2,328	£ 2,822	£ 1,651